Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	4 Months Ended	12 Months Ended
	Aug. 20, 2021	Nov. 01, 2017	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
C000165348
Account Value [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Account Value		$ 10,000	$ 10,190	$ 14,915	$ 16,591	$ 14,885	$ 12,914	$ 14,915	$ 13,397	$ 11,705	$ 9,666
C000165349
Account Value [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Account Value		$ 10,000	$ 10,180	14,756	$ 16,299	$ 14,657	$ 12,753	$ 14,756	$ 13,290	$ 11,645	$ 9,638
C000165363
Account Value [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Account Value		$ 10,000	$ 10,380	19,674	$ 25,468	$ 20,165	$ 15,958	$ 19,674	$ 15,290	$ 12,775	$ 9,887
C000165364
Account Value [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Account Value		$ 10,000	$ 10,370	$ 19,457	$ 25,008	$ 19,855	$ 15,737	$ 19,457	$ 15,160	$ 12,694	$ 9,845
C000165366
Account Value [Line Items]
Line Graph and Table Measure Name	08/20/21			12/31/21	12/31/24	12/31/23	12/31/22
Account Value	$ 10,000			$ 10,912	$ 14,175	$ 10,814	$ 7,665	$ 10,912
C000165367
Account Value [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Account Value		$ 10,000	$ 10,320	22,895	$ 29,522	$ 22,583	$ 16,049	$ 22,895	$ 17,987	$ 13,355	$ 10,013
C000165369
Account Value [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Account Value		$ 10,000	$ 10,200	12,567	$ 13,032	$ 12,281	$ 10,653	$ 12,567	$ 11,564	$ 10,473	$ 8,691
C000165370
Account Value [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Account Value		$ 10,000	$ 10,190	12,436	$ 12,800	$ 12,092	$ 10,516	$ 12,436	$ 11,465	$ 10,418	$ 8,666
C000165372
Account Value [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Account Value		$ 10,000	$ 10,350	20,768	$ 23,103	$ 19,007	$ 15,277	$ 20,768	$ 18,172	$ 13,311	$ 10,032
C000165373
Account Value [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Account Value		$ 10,000	$ 10,350	20,559	$ 22,695	$ 18,720	$ 15,095	$ 20,559	$ 18,041	$ 13,253	$ 10,003
C000165381
Account Value [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Account Value		$ 10,000	$ 10,440	15,867	$ 19,211	$ 16,567	$ 14,539	$ 15,867	$ 12,536	$ 12,037	$ 9,608
C000165382
Account Value [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Account Value		$ 10,000	$ 10,450	15,730	$ 18,885	$ 16,345	$ 14,375	$ 15,730	$ 12,461	$ 11,989	$ 9,597
C000165384
Account Value [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Account Value		$ 10,000	$ 9,920	12,015	$ 13,219	$ 12,200	$ 10,857	$ 12,015	$ 11,553	$ 10,921	$ 9,491
C000165385
Account Value [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Account Value		$ 10,000	$ 9,920	11,893	$ 12,989	$ 12,021	$ 10,723	$ 11,893	$ 11,464	$ 10,859	$ 9,468
C000165351
Account Value [Line Items]
Line Graph and Table Measure Name		11/01/17	12/31/17		12/31/24	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Account Value		$ 10,000	$ 9,980	11,663	$ 10,748	$ 10,625	$ 10,048	$ 11,663	$ 11,898	$ 10,867	$ 9,925
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	10,328	16,321	19,130	16,282	13,324	16,321	13,769	11,844	9,355
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	10,328	16,321	19,130	16,282	13,324	16,321	13,769	11,844	9,355
S&P 500® Index
Account Value [Line Items]
Account Value		10,000	10,405	19,934	25,772	20,614	16,323	19,934	15,488	13,081	9,949
S&P 500® Index
Account Value [Line Items]
Account Value		10,000	10,405	19,934	25,772	20,614	16,323	19,934	15,488	13,081	9,949
Russell 1000® Index
Account Value [Line Items]
Account Value	10,000			10,689	13,619	10,938	8,644	10,689
Russell 1000® Index
Account Value [Line Items]
Account Value		10,000	10,407	19,920	25,380	20,384	16,110	19,920	15,753	13,023	9,909
MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value		10,000	10,260	12,763	13,080	12,394	10,720	12,763	11,837	10,697	8,803
MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value		10,000	10,260	12,763	13,080	12,394	10,720	12,763	11,837	10,697	8,803
Russell 1000® Index
Account Value [Line Items]
Account Value		10,000	10,407	19,920	25,380	20,384	16,110	19,920	15,753	13,023	9,909
Russell 1000® Index
Account Value [Line Items]
Account Value		10,000	10,407	19,920	25,380	20,384	16,110	19,920	15,753	13,023	9,909
Russell 1000® Index
Account Value [Line Items]
Account Value		10,000	10,407	19,920	25,380	20,384	16,110	19,920	15,753	13,023	9,909
Russell 1000® Index
Account Value [Line Items]
Account Value		10,000	10,407	19,920	25,380	20,384	16,110	19,920	15,753	13,023	9,909
Bloomberg US Universal Bond Index
Account Value [Line Items]
Account Value		10,000	10,029	11,631	10,964	10,745	10,120	11,631	11,761	10,933	10,003
Bloomberg US Universal Bond Index
Account Value [Line Items]
Account Value		10,000	10,029	11,631	10,964	10,745	10,120	11,631	11,761	10,933	10,003
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Account Value		10,000	10,034	11,548	10,733	10,601	10,045	11,548	11,728	10,909	10,035
S&P Target Risk® Growth Index
Account Value [Line Items]
Account Value		10,000	10,210	14,295	15,474	13,974	12,112	14,295	12,835	11,478	9,629
S&P Target Risk® Growth Index
Account Value [Line Items]
Account Value		10,000	10,210	14,295	15,474	13,974	12,112	14,295	12,835	11,478	9,629
Russell 1000® Growth Index
Account Value [Line Items]
Account Value	$ 10,000			10,837	14,612	10,957	7,680	10,837
Russell 1000® Growth Index
Account Value [Line Items]
Account Value		10,000	10,388	24,659	33,248	24,932	17,474	24,659	19,326	13,954	10,231
Russell Midcap® Growth Index
Account Value [Line Items]
Account Value		10,000	10,423	20,556	23,151	18,960	15,063	20,556	18,235	13,449	9,928
Russell Midcap® Growth Index
Account Value [Line Items]
Account Value		10,000	10,423	20,556	23,151	18,960	15,063	20,556	18,235	13,449	9,928
Russell 1000® Value Index
Account Value [Line Items]
Account Value		10,000	10,425	15,570	18,352	16,046	14,396	15,570	12,440	12,102	9,563
Russell 1000® Value Index
Account Value [Line Items]
Account Value		10,000	10,425	15,570	18,352	16,046	14,396	15,570	12,440	12,102	9,563
ICE BofA BB-B US High Yield Constrained Index
Account Value [Line Items]
Account Value		10,000	9,988	12,519	13,466	12,603	11,195	12,519	11,969	11,262	9,784
ICE BofA BB-B US High Yield Constrained Index
Account Value [Line Items]
Account Value		$ 10,000	$ 9,988	$ 12,519	$ 13,466	$ 12,603	$ 11,195	$ 12,519	$ 11,969	$ 11,262	$ 9,784